Expense Example - VictoryShares Core Intermediate Bond ETF - VictoryShares USAA Core Intermediate-Term Bond ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 468